SUPPLEMENTARY FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Inventories
Raw materials	$ 183.6	$ 196.3
Work-in-progress	150.4	149.0
Finished goods	157.8	148.8
Inventories, net	$ 491.8	$ 494.1